COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Lease payments under noncancelable operating leases
The following table summarizes our minimum lease payments under noncancelable operating leases with initial or remaining lease terms in excess of one year as of December 31, 2015 (in millions):

Year Ended December 31,	Operating Lease Payments
2016	$171
2017	109
2018	89
2019	68
2020	59
Thereafter	220
Total minimum operating lease payments[1]	$716

[1]	Income associated with sublease arrangements is not significant.